U.S. Bank Global Fund Services
615 East Michigan Street
Milwaukee, Wisconsin 53202

May 4, 2022

VIA EDGAR TRANSMISSION

Securities and Exchange Commission
100 F. Street, N.E.
Washington, DC 20549

Re:	Managed Portfolio Series (the “Trust”)
File Nos.: 333-172080 and 811-22525
Friess Brandywine Fund and Friess Brandywine Blue Fund (the “Funds")

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, and pursuant to the Investment Company Act of 1940, as amended, and the regulations thereunder, the Trust, on behalf of the Funds, hereby certifies that the forms of Prospectus and Statement of Additional Information that would have been filed under Rule 497(b) or (c) would not have differed from that contained in the most recent amendment for the Funds dated April 30, 2022, and filed electronically as Post-Effective Amendment No. 541 on April 28, 2022.

If you have any questions or require further information, do not hesitate to contact me at 414-721-8328 or john.hadermayer@usbank.com.

Sincerely,

MANAGED PORTFOLIO SERIES

/s/ John Hadermayer

John Hadermayer
Vice President
U.S. Bank Global Fund Services,
as Administrator for the Fund

cc: Michael P. O’Hare, Esq., Stradley Ronon Stevens & Young, LLP.